INVESTMENT IN TREASURY METALS (Details 5) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment In Treasury Metals
Mineral Property impairment	$ 9,236
Impairment of Investment in Treasury Metals (Equity Interest)	15,634
Total expense for the year	$ 24,870	$ 341